Income Taxes - Schedule of Reconciliation of the Income Tax Determined By Applying the U.S. Federal Statutory Income Tax Rate to Pretax Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Pretax loss	$ (62,147,000)	$ (88,187,000)
Federal tax at statutory rate	(13,049,000)	(18,522,000)
State taxes, net of federal benefit	1,000	1,000
Pay-to-Play equity financing charge (permanent difference)	0	7,525,000
Other permanent differences	802,000	3,620,000
Return to accrual adjustment	(896,000)	(433,000)
Foreign tax rate differential	195,000	111,000
Tax credits	(1,211,000)	(539,000)
Uncertain tax positions	410,000	270,000
Valuation allowance	10,290,000	7,936,000
Other, net	(796,000)	(567,000)
Income tax expense	$ (952,000)	$ (598,000)
Federal tax at statutory rate (in percent)	21.00%	21.00%
State taxes, net of federal benefit (in percent)	0.00%	0.00%
Pay-to-Play equity financing charge (permanent difference) (in percent)	0.00%	(8.50%)
Other permanent differences (in percent)	(1.30%)	(4.10%)
Return to accrual adjustment (in percent)	1.40%	0.50%
Foreign tax rate differential (in percent)	(0.30%)	(0.10%)
Tax credits (in percent)	1.90%	0.60%
Uncertain tax positions (in percent)	(0.70%)	(0.30%)
Valuation allowance (in percent)	(16.60%)	(9.00%)
Other, net (in percent)	1.30%	0.60%
Effective income tax rate (in percent)	1.40%	0.70%
Income Tax Reconciliation Gain On Remeasurement Of Warrant Liability	$ 3,302	$ 0
Effective Income Tax Rate Reconciliation Gain On Remeasurement Of Warrant Liability	(5.30%)	0.00%